Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accrued Liabilities
Accrued payroll	$ 866	$ 809
Accrued interest	2,437	3,910
Accrued scrubbers expenses	2,391
Accrued dry-docking expenses	4,041
Accrued expenses	4,885	3,808
Total	$ 14,620	$ 8,527